Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Interest income:
Loans	$ 215,686	$ 123,190
Other	13,648	3,627
Interest income	229,334	126,817
Interest expense:
Deposits and other	123,491	44,600
Subordinated notes	5,792	5,551
Interest expense	129,283	50,151
Net interest income	100,051	76,666
Non-interest income	8,584	5,726
Total revenue	108,635	82,392
Provision for credit losses (note 6(b))	609	451
Revenue less provision for credit loss	108,026	81,941
Non-interest expenses:
Salaries and benefits	31,428	26,796
General and administrative	15,051	18,732
Premises and equipment	3,902	3,865
Noninterest expense	50,381	49,393
Income before income taxes	57,645	32,548
Income tax provision (note 16)	15,483	9,890
Net income	42,162	22,658
Other comprehensive income:
Foreign exchange gain on translation of foreign operations	32	103
Comprehensive income	$ 42,194	$ 22,761
Basic and diluted income per common share (note 17) (in CAD per share)	$ 1.57	$ 0.79